Investment Strategy - Baron RO Large Cap ETF	May 19, 2026
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is a diversified fund that, under normal circumstances, invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities (including depositary receipts) of U.S. large‑sized companies. The Adviser defines large‑sized companies as those, at the time of purchase, with market capitalizations that fall within the range of the S&P 500 Index. The Adviser seeks to invest primarily in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation. In constructing and managing the portfolio, the Adviser supplements its fundamental company-focused research findings with quantitative modeling tools to inform investment decisions. These tools are used to assist the Adviser in evaluating, monitoring, and managing portfolio exposures across various investment characteristics and risk dimensions. Factors considered in this process may include, among others, growth, diversification, beta (which measures the sensitivity of a security or the portfolio’s returns to movements in the broader equity market), tracking error (which measures the variability of the Fund’s returns relative to those of its benchmark and is used by the Adviser as a guideline within the portfolio construction process), and other well-defined risk and factor parameters. The integration of fundamental research and quantitative modeling is intended to support the Adviser’s efforts to pursue the Fund’s investment objective while managing portfolio risk and maintaining appropriate diversification. The Fund is actively managed and does not seek to track or replicate the performance of any index or benchmark.
In evaluating whether a business has an exceptional management team, the Adviser considers a range of qualitative factors, including management’s integrity and character, long-term strategic vision, operational and capital allocation competence, leadership and communication style, business practices and decision-making discipline, alignment with shareholders (including through ownership and incentive structures), and the team’s relevant experience and track record executing through different business and market environments. The Adviser evaluates these factors through ongoing due diligence, including meetings with management, on‑site visits when appropriate, and continued engagement over the life of an investment.